GUARANTEES AND PLEDGES (Schedule of Secured Liabilities of Group) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of financial liabilities [line items]
Bank letters of credit		₪ 1,340	₪ 957
Bank guaranteed supplier credit		₪ 1,683	₪ 3,569
US Dollars [Member]
Disclosure of financial liabilities [line items]
Bank letters of credit | $	$ 388